Stock-based Compensatin (Stock Options) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total Options, Number of Options
Total Options: Number of Options, Exercised	(420,000)	(2,570,000)
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Granted	$ 3.58	$ 2.41
Stock option plan, Additional information
Non-Vested options: Unrecognized compensation	$ 2	$ 2
Non-vested options: Weighted average recognition period	3 years	2 years
Vested Options: Weighted average remaining term	6 years	6 years
Vested Options: Aggregate intrinsic value	$ 12	$ 11
Vested Options: Fair value	$ 2	$ 2
Employee Stock Option Plan
Total Options, Number of Options
Total Options: Number of Options, Outstanding, Beginning Balance	2,286,550
Granted	501,900
Total Options: Number of Options, Exercised	(417,968)
Total Options: Number of Options, Forfeited	(102,700)
Total Options: Number of Options, Outstanding, Ending Balance	2,267,782	2,286,550
Total Options: Number of Options, Options exercisable	973,932
Total Options, Weighted average exercise price per share
Total Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 43.31
Total Options: Weighted average exercise price per share, Granted	60.03
Total Options: Weighted average exercise price per share, Exercised	44.74
Total Options: Weighted average exercise price per share, Forfeited	45.94
Total Options: Weighted average exercise price per share, Outstanding, Ending Balance	46.62	$ 43.31
Total Options: Weighted average exercise price per share, Options exercisable	$ 42.08
Non-Vested Options, Number of Options
Non-Vested Options: Number of Options, Outstanding, Beginning Balance	1,549,025
Granted	501,900
Non-Vested Options: Number of Options, Vested	654,375
Non-Vested Options: Number of options, Forfeited	(102,700)
Non-Vested Options: Number of Options, Ending Balance	1,293,850	1,549,025
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 2.22
Non-Vested Options: Weighted average exercise price per share, Granted	3.58
Non-Vested Options: Weighted average exercise price per share, Vested	2.32
Non-Vested Options: Weighted average exercise price per share, Forteited	2.33
Non-Vested Options: Weighted average exercise price per share, Outstanding, Ending Balance	$ 2.69	$ 2.22